SUPPLEMENTAL CASH FLOW INFORMATION	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION

19.	SUPPLEMENTAL CASH FLOW INFORMATION

The supplemental cash paid and received by the Company as of December 31, 2025 is as below:

	For three months ended		For nine months ended
	December 31,		December 31,
	2025	2024	2025	2024
Cash paid for interest	$-	$1,307	$248	$3,940
Cash received for interest	$43,114	$18,056	$91,350	$68,026

19. SUPPLEMENTAL CASH FLOW INFORMATION

The supplemental cash paid and received by the Company as at March 31, 2025 is as below:

Non-cash Financing and Investing Activities	2025	2024
SAFE conversion to shares	$-	$1,025,000
Fair value of finders and advisory warrants	$1,402,511	$1,488,527

	2025	2024
Cash paid for interest	$5,241	$5,325
Cash received for interest	$119,480	$240,393